Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,010,829.54

Principal:
Principal Collections	$13,189,271.23
Prepayments in Full	$5,866,300.52
Liquidation Proceeds	$150,001.63
Recoveries	$93,092.66
Sub Total	$19,298,666.04
Collections	$20,309,495.58

Purchase Amounts:
Purchase Amounts Related to Principal	$314,554.85
Purchase Amounts Related to Interest	$1,670.87
Sub Total	$316,225.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,625,721.30

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,625,721.30
Servicing Fee	$261,796.78	$261,796.78	$0.00	$0.00	$20,363,924.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,363,924.52
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,363,924.52
Interest - Class A-3 Notes	$36,435.94	$36,435.94	$0.00	$0.00	$20,327,488.58
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$20,180,450.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,180,450.08
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$20,112,976.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,112,976.33
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$20,062,990.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,062,990.50
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$19,999,850.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,999,850.50
Regular Principal Payment	$18,824,135.43	$18,824,135.43	$0.00	$0.00	$1,175,715.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,175,715.07
Residual Released to Depositor	$0.00	$1,175,715.07	$0.00	$0.00	$0.00
Total		$20,625,721.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,824,135.43
Total					$18,824,135.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,824,135.43	$39.64	$36,435.94	$0.08	$18,860,571.37	$39.72
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$18,824,135.43	$11.69	$364,074.02	$0.23	$19,188,209.45	$11.92

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$55,345,729.34	0.1165419	$36,521,593.91	0.0769038
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$302,615,729.34	0.1879519	$283,791,593.91	0.1762604

Pool Information
Weighted Average APR	3.928%	3.932%
Weighted Average Remaining Term	26.91	26.12
Number of Receivables Outstanding	28,348	27,396
Pool Balance	$314,156,132.24	$294,447,398.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$302,615,729.34	$283,791,593.91
Pool Factor	0.1908375	0.1788652

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$10,655,804.18
Targeted Overcollateralization Amount	$10,655,804.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,655,804.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$188,605.92
(Recoveries)		103	$93,092.66
Net Loss for Current Collection Period			$95,513.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3648%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5762%
Second Preceding Collection Period			0.6885%
Preceding Collection Period			0.7913%
Current Collection Period			0.3767%
Four Month Average (Current and Preceding Three Collection Periods)			0.6082%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,498	$9,840,315.33
(Cumulative Recoveries)			$1,509,541.92
Cumulative Net Loss for All Collection Periods			$8,330,773.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5061%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,187.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,852.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.24%	448	$6,586,412.13
61-90 Days Delinquent	0.31%	58	$912,842.69
91-120 Days Delinquent	0.07%	12	$204,793.07
Over 120 Days Delinquent	0.35%	57	$1,040,128.26
Total Delinquent Receivables	2.97%	575	$8,744,176.15

Repossession Inventory:
Repossessed in the Current Collection Period		18	$307,479.18
Total Repossessed Inventory		29	$482,199.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3656%
Preceding Collection Period			0.3986%
Current Collection Period			0.4636%
Three Month Average			0.4093%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer